Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On: [6]
Year	Summary Compensation Table Total for PEO[1] ($)	“Compensation Actually Paid” to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[4] ($)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers[3,5] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[7] ($)	Net Income ($ in millions)	Core Return on Equity[8]
2025	26,968,756	55,596,018	8,174,511	13,858,763	228.51	223.20	6,288	19.4%
2024	23,059,498	61,198,386	7,179,524	15,151,245	186.72	194.97	4,999	17.2%
2023	22,730,072	27,638,689	6,700,056	7,669,397	145.01	152.45	2,991	11.5%
2022	21,072,397	50,398,377	6,328,959	12,329,181	139.52	138.86	2,842	11.3%
2021	19,853,697	37,338,163	5,876,115	9,387,843	113.97	134.26	3,662	13.7%

Company Selected Measure Name	core return on equity
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schnitzer, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” of the Company’s proxy statement for the relevant year(s).
The dollar amounts reported in this column represent the average of the total amounts reported for Messrs. Frey, Toczydlowski, Kess and
Klein, as our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” of the Company’s proxy statement for the relevant year(s).

Peer Group Issuers, Footnote	Reflects total shareholder return for the Company’s Compensation Comparison Group, which consists of American International Group,
Inc., The Allstate Corporation, Chubb Limited, Hartford Financial Services Group, Inc., The Progressive Corporation, Aflac Incorporated,
American Express Company, The Bank of New York Mellon Corporation, Humana Inc., Lincoln National Corporation, Marsh & McLennan
	Companies, Inc., MetLife, Inc. and Prudential Financial, Inc.
PEO Total Compensation Amount	$ 26,968,756	$ 23,059,498	$ 22,730,072	$ 21,072,397	$ 19,853,697
PEO Actually Paid Compensation Amount	$ 55,596,018	61,198,386	27,638,689	50,398,377	37,338,163
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schnitzer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schnitzer during the applicable year or the expense recorded by the Company in its financial statements for the applicable year. For 2025, the following adjustments were made to the amounts reported for Mr. Schnitzer in the Summary Compensation
Table:

Description	2025 ($)
Change in Pension Value Deduction	858,190
Pension Service Cost Addition	267,500
Prior Pension Service Cost Addition	—
Stock Awards Deduction	9,417,364
Option Awards Deduction	6,100,056
Stock and Option Awards Addition(a)	44,735,372
(a)For 2025, the amount added includes (1) a revaluation as of December 31, 2025 with respect to outstanding and unvested options awarded on February 4, 2025; (2) the change in value for the period from December 31, 2024 to December 31, 2025 with respect to outstanding and unvested options awarded on February 6, 2024 and February 7, 2023; (3) the change in value for the period from
December 31, 2024 to the vesting date on February 8, 2025 with respect to options awarded on February 8, 2022; (4) a revaluation as of
December 31, 2025 with respect to unvested performance shares awarded on February 4, 2025; and (5) the change in value for the period from December 31, 2024 to December 31, 2025 with respect to unvested performance shares awarded on February 6, 2024 and with respect to unsettled performance shares awarded on February 7, 2023.
For 2025, the amounts added or deducted, as applicable,  in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	29,265,310	9,811,876	—	5,658,186	—	—	44,735,372

Non-PEO NEO Average Total Compensation Amount	$ 8,174,511	7,179,524	6,700,056	6,328,959	5,876,115
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,858,763	15,151,245	7,669,397	12,329,181	9,387,843
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the average “compensation actually paid” for
Messrs. Frey, Toczydlowski, Kess and Klein the following adjustments were made to the amounts reported in the Summary Compensation
Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, these named executive officers as a group during the applicable year or the expense recorded by the Company in its financial statements for the applicable year. For 2025, the following adjustments were made to the amounts reported for Messrs. Frey, Toczydlowski, Kess and Klein in the Summary Compensation Table:

Description	2025 ($)
Change in Pension Value Deduction	387,762
Pension Service Cost Addition	128,600
Prior Pension Service Cost Addition	—
Stock Awards Deduction	1,844,865
Option Awards Deduction	1,195,009
Stock and Option Awards Addition(a)	8,983,288
(a)For 2025, the amount added includes (1) a revaluation as of December 31, 2025 with respect to outstanding and unvested options awarded on February 4, 2025; (2) the change in value for the period from December 31, 2024 to December 31, 2025 with respect to outstanding and unvested options awarded on February 6, 2024 and February 7, 2023; (3) the change in value for the period from
December 31, 2024 to the vesting date on February 8, 2025 with respect to options awarded on February 8, 2022; (4) a revaluation as of
December 31, 2025 with respect to unvested performance shares awarded on February 4, 2025; and (5) the change in value for the period from December 31, 2024 to December 31, 2025 with respect to unvested performance shares awarded on February 6, 2024 and with respect to unsettled performance shares awarded on February 7, 2023.
For 2025, the amounts added or deducted, as applicable,  in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in the Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	5,733,092	2,071,581	—	1,178,615	—	—	8,983,288

Compensation Actually Paid vs. Total Shareholder Return	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last five completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the five-year period.
CEO “COMPENSATION ACTUALLY PAID” VS TOTAL
SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

CEO Compensation Actually Paid ($m)[1]	$37.3	$50.4	$27.6	$61.2	$55.6
Total Shareholder Return for Travelers	$113.97	$139.52	$145.01	$186.72	$228.51
Total Shareholder Return for Compensation Comparison Group	$134.26	$138.86	$152.45	$194.97	$223.20
AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS
TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

Average Non-CEO Compensation Actually Paid ($m)[1]	$9.4	$12.3	$7.7	$15.2	$13.9
Total Shareholder Return for Travelers	$113.97	$139.52	$145.01	$186.72	$228.51
Total Shareholder Return for Compensation Comparison Group	$134.26	$138.86	$152.45	$194.97	$223.20
1."Compensation actually paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date. As a result, changes in the Company's stock price can materially impact the amount reported as "compensation actually paid", both positively and negatively.

Compensation Actually Paid vs. Net Income	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the net income of the Company for the last five fiscal years.
CEO “COMPENSATION ACTUALLY PAID”
AND NET INCOME

CEO Compensation Actually Paid ($m)[1]	$37.3	$50.4	$27.6	$61.2	$55.6
Net Income ($m)	$3,662	$2,842	$2,991	$4,999	$6,288
AVERAGE NON-CEO "COMPENSATION ACTUALLY PAID"
AND NET INCOME

Average Non-CEO Compensation Actually Paid ($m)[1]	$9.4	$12.3	$7.7	$15.2	$13.9
Net Income ($m)	$3,662	$2,842	$2,991	$4,999	$6,288
1."Compensation actually paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date. As a result, changes in the Company's stock price can materially impact the amount reported as "compensation actually paid", both positively and negatively.

Compensation Actually Paid vs. Company Selected Measure	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) core return on equity of the Company for the last five fiscal years.
CEO “COMPENSATION ACTUALLY PAID”
AND CORE ROE

CEO Compensation Actually Paid ($m)[1]	$37.3	$50.4	$27.6	$61.2	$55.6
Core ROE	13.7%	11.3%	11.5%	17.2%	19.4%
AVERAGE NON-CEO "COMPENSATION ACTUALLY PAID"
AND CORE ROE

Average Non-CEO Compensation Actually Paid ($m)[1]	$9.4	$12.3	$7.7	$15.2	$13.9
Core ROE	13.7%	11.3%	11.5%	17.2%	19.4%
1."Compensation actually paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date. As a result, changes in the Company's stock price can materially impact the amount reported as "compensation actually paid", both positively and negatively.

Total Shareholder Return Vs Peer Group	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last five completed fiscal (calendar) years. The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the five-year period.
CEO “COMPENSATION ACTUALLY PAID” VS TOTAL
SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

CEO Compensation Actually Paid ($m)[1]	$37.3	$50.4	$27.6	$61.2	$55.6
Total Shareholder Return for Travelers	$113.97	$139.52	$145.01	$186.72	$228.51
Total Shareholder Return for Compensation Comparison Group	$134.26	$138.86	$152.45	$194.97	$223.20
AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS
TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

Average Non-CEO Compensation Actually Paid ($m)[1]	$9.4	$12.3	$7.7	$15.2	$13.9
Total Shareholder Return for Travelers	$113.97	$139.52	$145.01	$186.72	$228.51
Total Shareholder Return for Compensation Comparison Group	$134.26	$138.86	$152.45	$194.97	$223.20
1."Compensation actually paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date. As a result, changes in the Company's stock price can materially impact the amount reported as "compensation actually paid", both positively and negatively.

Tabular List, Table	•Core return on equity;
•Adjusted core return on equity;
•Core income;
•Core income per diluted share; and
•Adjusted core income (excluding prior year reserve
development related to asbestos and environmental
and catastrophes).

Total Shareholder Return Amount	$ 228.51	186.72	145.01	139.52	113.97
Peer Group Total Shareholder Return Amount	223.20	194.97	152.45	138.86	134.26
Net Income (Loss)	$ 6,288,000,000	$ 4,999,000,000	$ 2,991,000,000	$ 2,842,000,000	$ 3,662,000,000
Company Selected Measure Amount	0.194	0.172	0.115	0.113	0.137
PEO Name	Mr. Schnitzer
Additional 402(v) Disclosure	The “Compensation Discussion and Analysis” section of this Proxy Statement sets forth the financial and other factors considered by the Compensation Committee when reviewing and setting the compensation of our CEO and other named executive officers for the 2025 performance year. As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding the compensation of our CEO, who is our principal executive officer (PEO) for purposes of the Rule, and our other (non-PEO) named executive officers.  In accordance with the Rule, the table below and the discussion that follows include an amount referred to as “compensation actually paid” as defined in Item
402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of four years of unvested and outstanding stock option awards and three years of unvested and unsettled performance share awards, as our stock options and performance shares are typically granted in February of each year and the terms of such stock options include three-year cliff vesting and the terms of such performance shares include a three-year performance period, ending on December 31 of the third year of the performance period.  For example, options granted in February 2025 are scheduled to vest in February 2028 and performance shares granted in February 2025 have a three-year performance period from January 1, 2025 to December 31, 2027.
In accordance with the Rule, the value of option and stock awards in a particular year includes:
•the year-end fair value of the awards granted in the covered fiscal year (e.g., 2025) that are outstanding and unvested as of the end of the covered fiscal year;
•the change in fair value from the end of the prior fiscal year (e.g., 2024) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and
•the change in fair value from the end of the prior fiscal year to the vesting date with respect to any awards granted in prior years that vested in the covered fiscal year. Stock awards include the dollar amount of accrued dividend equivalents.
Importantly, as of the valuation dates in the table, none of the amounts included in “compensation actually paid” for
our CEO and other named executive officers relating to
stock option and performance share awards have been
paid to our CEO or other named executive officers.  In
addition, “compensation actually paid” is calculated using
our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting
date, and changes in the price of the Company’s stock
can materially impact the amount reported as
“compensation actually paid”, both positively or
negatively. The amounts actually received will depend
upon the Company’s performance and the Company’s
stock price at the time the performance shares are
actually delivered and the vested options are actually
exercised, as the case may be.
When calculating amounts of “compensation actually paid” for purposes of this table:
•The fair value of each stock option award was estimated using a variation of the Black-Scholes option pricing model in accordance with
FASB ASC Topic 718  and the key input variables (assumptions) of that model as described in Note 14 to our financial statements for the fiscal year ended December 31, 2025 in the Company’s Annual Report on Form 10-K filed with the SEC on February 12, 2026. With regard to stock option awards to retirement eligible NEOs or NEOs who become retirement eligible before an award’s vesting date, the full amount of expense is recognized in the financial statements at the date of grant or the period from date of grant up to the date the
NEO becomes retirement eligible in accordance with Topic 718 as there is no remaining requisite service period under the contractual terms of the award. However, for purposes of the fair values of such awards reported in the Pay Versus Performance Table above, the fair value continues to be estimated as of the relevant valuation dates until the awards become contractually vested under the terms of the award. Other than the estimated term assumption, which was adjusted to reflect employee exercise history,  retirement eligibility and the relationship between exercise history and intrinsic value, the assumptions used were not changed from those described in Note 14 but were updated at each valuation date to reflect the then-current value of each variable.
•The fair value of performance shares was estimated at each valuation date using: (1) fair value measurements in accordance with the guidance in FASB Topic 718 using assumptions discussed in Note 14 to our financial statements for the fiscal year ended December 31,
2025 included in the Company’s Form 10-K, and (2) an adjustment to the estimated number of shares expected to be awarded based on the actual performance for any completed performance year and an assumption regarding the attainment of the performance goals for the remaining performance period, and includes the value of dividend equivalents accrued from the grant date through the relevant valuation date.
•“Compensation actually paid” is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date, and changes in the price of the Company’s stock can materially impact the amount reported as
“compensation actually paid”, both positively or negatively.
Reflects total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on
December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.
In accordance with the Rule, the charts above show the
Company’s total shareholder return, net income and core
return on equity, respectively, for the last five fiscal years.
It is important to note, however, that we measure our
success in executing on our financial strategy over time.
This long-term perspective is especially important in the
property and casualty insurance industry where a short-
term focus could create incentives for management to
relax underwriting or investment standards to increase
revenue and reported profit in the near term but create
excessive risk to earnings and negatively impact
shareholders over the longer term. Moreover, results in
the property and casualty insurance industry can vary
significantly from year-to-year due to many factors,
including the occurrence of natural and man-made
catastrophes, economic cycles, pandemics, and other
anticipated and unanticipated developments, and
success can only be measured over time and in the
context of those factors. Accordingly, we believe that the
right way to manage our business is with a long-term
perspective and to create value over time, and our
compensation program is structured to encourage a long-
term perspective. For a discussion of our pay-for-
performance philosophy and the relationship between our
executive compensation and financial results over time,
see pages 39-40 of the “Compensation Discussion and
Analysis” in this Proxy Statement.
As discussed in the “Compensation Discussion
and Analysis” section of this Proxy Statement, the
Compensation Committee considered the above financial
performance measures, among others, when making
executive compensation decisions for performance year
2025.
In evaluating performance against the metrics, however,
the Compensation Committee does not use a formula or
pre-determined weighting, and no one metric is
individually material other than core return on equity and
core income.  As noted above, however, the
Compensation Committee has not historically and does
not currently evaluate “compensation actually paid” as
calculated pursuant to Item 402(v)(2) as part of its
executive compensation determinations; accordingly, the
Compensation Committee does not actually use any
financial or non-financial performance measure
specifically to link executive “compensation actually paid”
to Company performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Core return on equity
Non-GAAP Measure Description	For purposes of the Rule, we have identified core return on equity as our Company-Selected Metric, the calculation of which is described in
Annex A: Reconciliation of GAAP Measures to Non-GAAP Measures and Selected Definitions. Although core return on equity is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive “compensation actually paid” to Company performance. Please see the “Compensation Discussion & Analysis” section of this
Proxy Statement for a discussion of performance measures the Compensation Committee considered when making executive compensation decisions for performance year 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted core return on equity
Measure:: 3
Pay vs Performance Disclosure
Name	Core income
Measure:: 4
Pay vs Performance Disclosure
Name	Core income per diluted share
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted core income (excluding prior year reserve development related to asbestos and environmental and catastrophes)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (858,190)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,500
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,735,372
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,265,310
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,811,876
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,658,186
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,417,364)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,100,056)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,762)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,600
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,983,288
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,733,092
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,071,581
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,178,615
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,844,865)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,195,009)